CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020		Dec. 07, 2020	Oct. 11, 2020
Current assets
Cash	$ 654,082			$ 459,749
Prepaid expenses	610,811			998,675
Total Current Assets	1,264,893			1,458,424
Investment securities held in Trust Account	300,110,102			300,011,579
TOTAL ASSETS	301,374,995			301,470,003
Current liabilities
Accounts payable and accrued expenses	2,506,887			120,564
Promissory note - related party	700,000
Total Current Liabilities	3,206,887			120,564
Warrant liabilities	23,000,000			17,126,666
Deferred underwriting fee payable	10,500,000			10,500,000		$ 10,500,000
Total Liabilities	36,706,887			27,747,230
Commitments and Contingencies
Class A ordinary share subject to possible redemption	300,000,000	$ 300,000,000	$ 300,000,000	300,000,000
Shareholders' Equity
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding				0
Accumulated deficit		(27,261,775)	(29,136,806)	(26,278,018)		(22,545,434)
Total Shareholders' Deficit	(35,331,892)	$ (27,261,025)	$ (29,136,056)	(26,277,227)		(22,544,647)	$ 0
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	301,374,995			301,470,003
Redeemable Class A Ordinary Shares [Member]
Current liabilities
Class A ordinary share subject to possible redemption				300,000,000		$ 300,000,000
Class B Non-redeemable Ordinary Shares [Member]
Shareholders' Equity
Ordinary shares	750			791	[1]
Accumulated deficit	$ (35,332,642)			$ (26,278,018)

[1]	Includes up to 406,250 Class B ordinary shares subject to forfeiture as a result of the underwriters’ election to partially exercise its over-allotment option (see Note 5).